Workers Compensation - Additional Information (Detail) (WSE, USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
WSE
Liability for Unpaid Claims and Claims Adjustment Expense, Adjustment of Opening Balance [Line Items]
Restricted cash and investments	$ 50.3	$ 21.5	$ 27.5
Restricted long-term investments	$ 43.5	$ 37.0	$ 29.9